SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act file number: 811-05402

                      ACM Government Securities Fund, Inc.
               (Exact name of registrant as specified in charter)

                        Alliance Capital Management L.P.
              1345 Avenue of the Americas, New York, New York l0105
               (Address of Principal Executive Office) (Zip Code)

               Registrant's Telephone Number, including Area Code:
                                 (800) 221-5672

                                 MARK R. MANLEY
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York l0105
                     (Name and address of agent for service)

                          Copies of communications to:
                              Patricia A. Poglinco
                               Seward & Kissel LLP
                             One Battery Park Plaza
                            New York, New York 10004

                      Date of fiscal year end: December 31

             Date of reporting period: July 1, 2005 - June 30, 2006


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Item 1.  Proxy Voting Record.

As of the date of this reporting period, the Registrant was no longer operational. Therefore, the Registrant held no portfolio securities and was not entitled to vote at any shareholder meeting during the period covered by this report.

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                        Registrant: ACM Government Securities Fund, Inc.



                        By:     /s/ Marc O. Mayer
                                -----------------------
                                Chief Executive*
                                Officer*



                                Date: August 29, 2006

--------------------

* This Form N-PX is signed by the current chief executive officer for the AllianceBernstein Mutual Funds because the Registrant is no longer operational and has no chief executive officer.

00250.0157 #523581a